Notes Payable (Detail) - USD ($) $ in Thousands		7 Months Ended	12 Months Ended
	Apr. 15, 2016	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Sep. 01, 2015	Jun. 30, 2015
Debt Instrument [Line Items]
Notes payable			$ 783	$ 104		$ 0
One Stone | Investor | One Stone Exchange Agreement
Debt Instrument [Line Items]
Notes payable	$ 625
Basis spread on variable rate	1.00%
Interest rate			4.50%
Note Payable | Premium Finance Agreement
Debt Instrument [Line Items]
Principal amount			$ 353		$ 262
Note Payable | Premium Finance Agreement | Minimum
Debt Instrument [Line Items]
Interest rate			6.25%		6.25%
Amortization period of principal		8 months	9 months
Principal payment		$ 2	$ 21
Note Payable | Premium Finance Agreement | Maximum
Debt Instrument [Line Items]
Interest rate			6.50%		7.75%
Amortization period of principal		10 months	10 months
Principal payment		$ 27	$ 38